Other financial liabilities (Tables)	12 Months Ended
Sep. 30, 2022
Other financial liabilities
Schedule of other financial liabilities

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Repurchase agreements	41,257	35,899	37,764	33,346
Interbank placements	4,893	4,080	4,888	4,079
Accrued interest payable	1,738	944	1,474	829
Securities purchased not delivered	1,880	3,286	1,880	3,286
Trade creditors and other accrued expenses	1,045	1,392	893	1,124
Settlement and clearing balances	729	708	718	695
Securities sold short	3,345	2,331	3,345	2,331
Other	1,473	1,669	1,390	1,573
Total other financial liabilities	56,360	50,309	52,352	47,263